Finance Income And Finance Expenses - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Finance income	€ 1,808	€ 2,543	€ 2,760
Finance expenses	€ 3,303	€ 3,450	€ 5,281